Prepayments and Other Assets (Details) - Schedule of Prepayments and Other Current Assets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of prepayments and other current assets [Abstract]
Other receivable		$ 127,901	$ 239,148
Prepaid tax			250,410
Prepaid for land use right	[1]	14,084,705	15,948,501
Prepaid for property	[2]	11,267,764	12,323,842
Total		25,480,370	28,761,901
Less: non-current portion		11,267,764	12,333,122
Prepayments and other current assets		$ 14,212,606	$ 16,428,779

[1]	On October 22, 2018, the Company signed a land use right agreement with the government of Touqiao Town, Yangzhou City and paid RMB 50 million ($7.25 million) and RMB 60 million ($8.70 million), respectively, in 2018 and 2019 according to the agreement. As a result of COVID-19, the land use right had not been transferred to the Company as scheduled. Both parties agreed to cancel the transaction and the funds that were prepaid for land use right will be returned to the Company before December 31, 2024. For the year ended December 31, 2023, the Company collected RMB10.0 million ($1.42 million).
[2]	On April 20, 2020, the Company signed a factory building purchase agreement with Jiangsu Qionghua Group Co., Ltd. and paid deposit of RMB 85 million ($12.32 million). As a result of COVID-19, the factory building had not been completed as scheduled. Both parties agreed to cancel the transaction and that the deposit for the building would be returned to the Company on or before December 31, 2025, with such deposit accumulating interest at an annual interest rate of 3.5%. For the year ended December 31, 2023, the Company collected principal of RMB5 million ($706,125) and interest of RMB2.5 million ($0.35 million).